Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes:
U.S. operations		$ 9,716	$ 9,140	$ 9,524
Non-U.S. operations		11,287	10,583	8,614
Income before income taxes		21,003	19,723	18,138
U.S. federal:
Current		268	190	473
Deferred		909	1,015	1,341
Total		1,177	1,205	1,814
U.S. state and local:
Current		429	279	120
Deferred		81	210	185
Total		510	489	305
Non-U.S.:
Current		3,239	3,127	2,347
Deferred		222	69	247
Total		3,461	3,196	2,594
Provision for income taxes (Note N)		5,148	4,890	4,713
Provision for social security, real estate, personal property and other taxes		4,289	4,018	3,986
Taxes included in income		9,437	8,908	8,699
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate
Statutory rate (as a percent)		35.00%	35.00%	35.00%
Foreign tax differential (as a percent)		(10.00%)	(10.00%)	(9.00%)
State and local (as a percent)		2.00%	2.00%	1.00%
Other (as a percent)		(2.00%)	(2.00%)	(1.00%)
Effective rate (as a percent)		25.00%	25.00%	26.00%
Benefit to the provision for income taxes resulting from agreement with IRS in matters for the period 2004-2007	173
Income Tax Expense (Benefit) Continuing Operations [Line Items]
Provision for Income Taxes		5,148	4,890	4,713
U.S. Operations
Non-U.S.:
Provision for income taxes (Note N)		2,141	2,000	2,427
Income Tax Expense (Benefit) Continuing Operations [Line Items]
Provision for Income Taxes		2,141	2,000	2,427
Non-U.S. operations
Non-U.S.:
Provision for income taxes (Note N)		3,007	2,890	2,286
Income Tax Expense (Benefit) Continuing Operations [Line Items]
Provision for Income Taxes		$ 3,007	$ 2,890	$ 2,286